CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net loss for the year		$ (329,789)	$ (5,997)	$ (138,911)
Items not involving cash
Depreciation		1,923	3,143	13,303
Bad debt expenses		0	10,679	0
Loss on investment in Akkerman Finland OY	[1]	62,973	0	0
Share-based payment		98,123	0	0
Write-off of payables		0	(10,231)	0
Write-down of exploration and evaluation assets		0	0	1
Changes in non-cash working capital items
Sales tax receivables		(1,858)	20,153	(4,880)
Due from optionee		0	48,498	(27,355)
Advance to related party		(22,323)	0	0
Prepaid expenses and advances		(9,131)	54,521	(23,432)
Other receivables		(3,070)	10,589	602
Accounts payable and accrued liabilities		(29,089)	(20,511)	(363,267)
Accounts payable owed by optionees		0	(61,249)	29,627
Due from/to related parties		(278,013)	(83,277)	188,949
Exchange difference arising on the translation of foreign subsidiaries		(11,696)	(8,498)	(18,839)
Net cash used in operating activities		(521,950)	(42,180)	(344,202)
Cash flows from investing activities
Investment in PorMining		0	0	(765)
Investment in Akkerman Finland OY		(211,800)	0	0
Deposit - Akkerman Finland OY		0	(14,155)	0
Advance to Akkerman Finland OY		(282,400)	0	0
Property deposits		0	0	15,939
Purchase of equipment		(5,067)	(7,542)	(7,452)
Net cash provided by (used in) investing activities		(499,267)	(21,697)	7,722
Cash flows from financing activities
Proceeds from issuance of common shares		1,250,000	0	506,357
Share issue costs		(60,416)	(2,197)	(22,982)
Net cash provided by (used in) financing activities		1,189,584	(2,197)	483,375
Change in cash for the year		168,367	(66,074)	146,895
Cash, beginning of the year		139,164	205,238	58,343
Cash, end of the year		$ 307,531	$ 139,164	$ 205,238

[1]	Note 7.